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May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Alison White
      Document Control - EDGAR

RE:  Seligman Portfolios, Inc.
        Seligman Capital Portfolio
        Seligman Common Stock Portfolio
        Seligman Communications and Information Portfolio
        Seligman Global Technology Portfolio
        Seligman International Growth Portfolio
        Seligman Investment Grade Fixed Income Portfolio
        Seligman Large-Cap Value Portfolio
        Seligman Smaller-Cap Value Portfolio
     Post-Effective Amendment No. 45
     File Nos. 33-15253/811-05221
     Accession Number: 0000950123-10-041693

Dear Ms. White:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on April 30, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
-------------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.